Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic areas - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Schedule of Total Revenue by Geographic Areas [Abstract]
Total revenue	$ 169,724,346	$ 234,752,580	[1]	$ 224,758,556	[1]
Japan domestic market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Total revenue	72,190,276	22,022,276		42,728,171
China market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Total revenue	86,702,023	197,596,778		173,918,701
Other overseas markets [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Total revenue	$ 10,832,047	$ 15,133,526		$ 8,111,684

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.